CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings for the period	$ 3,355	$ 3,366	$ 1,978
Adjustments to reconcile net earnings to net cash provided by operating activities:
Amortization of premiums and discounts on investment and mortgage-backed securities, net	(12)	(118)	18
Depreciation	775	573	317
Amortization expense related to stock benefit plans	362	357	730
Amortization of deferred loan origination fees	75	185	105
Amortization of intangible assets	282	270
Amortization of fair value adjustments	(834)	(1,526)
Proceeds from sale of loans in the secondary market	76,868	49,454	26,771
Loans originated for sale in the secondary market	(76,326)	(45,814)	(29,734)
Gain on sale of loans	(1,584)	(864)	(694)
(Gain) loss on sale of real estate acquired through foreclosure	(53)	(85)	23
Impairment on real estate acquired through foreclosure	677	510	107
Federal Home Loan Bank stock dividends			(6)
Earnings on bank-owned life insurance	(322)	(292)	(138)
Provision for losses on loans	1,280	700	550
Increase (decrease) in cash due to changes in:
Accrued interest receivable on loans	311	28	149
Accrued interest receivable on mortgage-backed securities	7	20	13
Accrued interest receivable on investments and interest-bearing deposits	(443)	23	(70)
Prepaid expenses and other assets	(265)	248	81
Accrued interest payable	(28)	(737)	(37)
Accounts payable and other liabilities	2,118	(2,031)	330
Federal income taxes
Current	236	910	(331)
Deferred	696	1,041	78
Net cash flows provided by operating activities	7,175	6,218	240
Cash flows used in investing activities:
Principal repayments on loans	89,996	75,755	58,585
Loan disbursements	(46,869)	(44,264)	(33,991)
Loans purchased			(541)
Purchase of investment securities - available for sale	(211,234)	(89,289)	(118,720)
Proceeds from maturity of investment securities - available for sale	134,300	74,550	85,101
Proceeds from maturity of municipal obligations - held to maturity		100
Principal repayments on mortgage-backed securities - available for sale	1,456	1,441	694
Principal repayments on mortgage-backed securities - held to maturity	586	612	965
Additions to real estate acquired through foreclosure		(100)	(107)
Proceeds from sale of real estate acquired through foreclosure	2,168	2,887	531
Purchase of office premises and equipment	(3,056)	(1,236)	(38)
Purchase of Federal Home Loan Bank stock	(285)
Proceeds from bank owned life insurance	403
Purchase of bank owned life insurance	(5,000)
Cash paid for acquisition, net of cash received		(4,200)
Net cash flows (used in) provided by investing activities	(37,535)	16,256	(7,521)
Cash flows provided by financing activities:
Net increase (decrease) in deposits - net of acquisition	(920)	14,006	21,948
Proceeds from Federal Home Loan Bank advances - net of acquisition		11,000	10,000
Repayments on Federal Home Loan Bank advances - net of acquisition	(6,921)	(29,813)	(16,372)
Repayments on other borrowings		(1,490)
Advances by borrowers for taxes and insurance	(133)	(268)	(61)
Stock option expense, net	22	20	96
Treasury stock repurchases			(32)
Proceeds from stock conversion	22,133	12,643
Shares acquired by stock benefit plans	(1,496)
Dividends paid on common stock	(2,351)	(1,581)	(1,432)
Net cash flows provided by financing activities	10,334	4,517	14,147
Net (decrease) increase in cash and cash equivalents	(20,026)	26,991	6,866
Cash and cash equivalents at beginning of period	45,140	18,149	11,283
Cash and cash equivalents at end of period	25,114	45,140	18,149
Cash paid during the period for:
Federal income taxes	52	235	1,238
Interest on deposits and borrowings	5,629	6,000	4,661
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	2,990	2,597	513
Recognition of mortgage servicing rights	576	302	206
Deferred gain on real estate acquired through foreclosure	$ 13